SUMMARY OF STOCKHOLDERS EQUITY (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Balance	$ 38,888	$ 30,180	$ 30,180	$ 39,531
Stock-based compensation	26	236	566	891
Advaxis public offerings, net of offering costs		8,550	22,233	11,066
Warrant exercises		2,586	3,771	2
Net Loss	(365)	(3,977)	(17,862)	(26,469)
Balance	38,549	37,575	38,888	30,180
Preferred Stock [Member]
Balance
Balance, shares
Stock-based compensation
Stock-based compensation, shares
Advaxis public offerings, net of offering costs
Advaxis public offerings, net of offering costs, shares
Warrant exercises
Warrant exercises, shares
Net Loss
Balance
Balance, shares
Common Stock [Member]
Balance	$ 146	$ 78	$ 78	$ 50
Balance, shares	145,638,459	78,074,023	78,074,023	50,201,671
Stock-based compensation
Stock-based compensation, shares			5,555	8,870
Advaxis public offerings, net of offering costs		$ 31	$ 50	$ 13
Advaxis public offerings, net of offering costs, shares		30,666,665	49,130,113	12,489,104
Warrant exercises		$ 7	$ 18
Warrant exercises, shares		7,390,000	18,427,435	33,916
Net Loss
Balance	$ 146	$ 116	$ 146	$ 78
Balance, shares	145,638,459	116,130,688	145,638,459	78,074,023
Additional Paid-in Capital [Member]
Balance	$ 467,342	$ 440,840	$ 440,840	$ 423,750
Stock-based compensation	26	236	566	891
Advaxis public offerings, net of offering costs		8,519	22,183	11,053
Warrant exercises		2,579	3,753	2
Net Loss
Balance	467,368	452,174	467,342	440,840
Retained Earnings [Member]
Balance	(428,600)	(410,738)	(410,738)	(384,269)
Stock-based compensation
Advaxis public offerings, net of offering costs
Warrant exercises
Net Loss	(365)	(3,977)	(17,862)	(26,469)
Balance	$ (428,965)	$ (414,715)	$ (428,600)	$ (410,738)